Contingent Liabilities and Financial Commitments - Summary of Engle Progeny Cases (Parenthetical) (Details) - Subsidiaries - Engle Progeny Cases	36 Months Ended
Dec. 31, 2017 Case
Disclosure of Finance Income and Costs [Line Items]
Total number of cases remain undecided	21
Number of pending to review	7
Total number of claims settled and taken to trial	9
Total number of cases affirmed in favour of plaintiffs	5
Total number of cases affirmed pending appeal	1
Number of cases affirmed in favour of plaintiffs but not yet paid	1
Number of cases amended which is affirmed in favour of plaintiffs but not yet paid	2
Number of cases subsequently dismissed	1
Number of cases for which damages paid to plaintiffs	3